Changes in Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Beginning balance	$ 4,225	$ 3,695	$ 3,513
Additions based on tax positions related to the current year	960	801	547
Reductions due to lapse of applicable statute of limitations and tax assessments	(283)	(271)	(365)
Ending balance	$ 4,902	$ 4,225	$ 3,695